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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)1

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/31
Date of reporting period: 12/31/11
1 Fund included is Invesco Technology Sector Fund.

Item 1. Schedule of Investments.

Invesco Technology Sector Fund Quarterly Schedule of Portfolio Holdings December 31, 2011

invesco.com/us	MS-TECH-QTR-1 12/11	Invesco Advisers, Inc.

Schedule of Investments (a)
December 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.03%
Application Software—7.23%
Autodesk, Inc. (b)	26,297	$797,588
Citrix Systems, Inc. (b)	42,724	2,594,201
NICE Systems Ltd.—ADR (Israel) (b)	30,645	1,055,720
Nuance Communications, Inc. (b)	42,218	1,062,205
Salesforce.com, Inc. (b)	7,537	764,704
Taleo Corp.—Class A(b)	8,828	341,555
TIBCO Software Inc. (b)	27,349	653,915

		7,269,888

Communications Equipment—9.45%
ADTRAN, Inc.	18,883	569,511
Ciena Corp. (b)	46,791	566,171
F5 Networks, Inc. (b)	9,339	991,055
Finisar Corp. (b)	19,276	322,776
JDS Uniphase Corp. (b)	69,459	725,152
Juniper Networks, Inc. (b)	12,888	263,044
Polycom, Inc. (b)	41,456	675,733
QUALCOMM, Inc.	75,884	4,150,855
Sonus Networks, Inc. (b)	162,097	389,033
Sycamore Networks, Inc. (b)	21,376	382,630
Ubiquiti Networks Inc. (b)	25,903	472,212

		9,508,172

Computer Hardware—9.81%
Apple Inc. (b)	24,372	9,870,660

Computer Storage & Peripherals—6.59%
EMC Corp. (b)	154,546	3,328,921
NetApp, Inc. (b)	29,811	1,081,245
SanDisk Corp. (b)	20,426	1,005,164
Synaptics Inc. (b)	23,695	714,404
Western Digital Corp. (b)	16,283	503,959

		6,633,693

Data Processing & Outsourced Services—10.67%
Alliance Data Systems Corp. (b)	12,829	1,332,163
Genpact Ltd. (Bermuda) (b)	81,780	1,222,611
MasterCard, Inc.—Class A	10,363	3,863,534
VeriFone Systems, Inc. (b)	26,372	936,734
Visa Inc.—Class A	23,706	2,406,870
Wright Express Corp. (b)	17,912	972,263

		10,734,175

Electronic Manufacturing Services—1.78%
Jabil Circuit, Inc.	66,703	1,311,381
TE Connectivity Ltd.	15,588	480,266

		1,791,647

Fertilizers & Agricultural Chemicals—1.03%
Monsanto Co.	14,764	1,034,514

Internet Retail—1.77%
Amazon.com, Inc. (b)	10,310	1,784,661

Internet Software & Services—8.60%
eBay Inc. (b)	35,171	1,066,737
Google Inc.—Class A (b)	7,556	4,880,420
Responsys, Inc. (b)	28,678	254,947
ValueClick, Inc. (b)	65,642	1,069,308
Velti PLC (Ireland) (b)	43,304	294,467
VeriSign, Inc.	30,298	1,082,245

		8,648,124

IT Consulting & Other Services—5.05%
Accenture PLC—Class A (Ireland)	25,792	1,372,908
Cognizant Technology Solutions Corp. -Class A (b)	32,400	2,083,644
International Business Machines Corp.	8,833	1,624,212

		5,080,764

Life Sciences Tools & Services—1.04%
Agilent Technologies, Inc. (b)	29,980	1,047,202

Research & Consulting Services—0.66%
Acacia Research—Acacia Technologies (b)	18,073	659,845

Semiconductor Equipment—4.65%
ASML Holding N.V.—New York Shares (Netherlands)	12,977	542,309
Cymer, Inc. (b)	19,215	956,138
Intermolecular Inc. (b)	50,365	432,132
Novellus Systems, Inc. (b)	52,309	2,159,839
Teradyne, Inc. (b)	43,481	592,646

		4,683,064

Semiconductors—16.35%
ARM Holdings PLC—ADR (United Kingdom)	8,365	231,460
Avago Technologies Ltd. (Singapore)	18,780	541,991
Broadcom Corp.—Class A (b)	63,399	1,861,395
Cypress Semiconductor Corp. (b)	66,005	1,114,824
Diodes Inc. (b)	25,837	550,328
Intel Corp.	100,506	2,437,270
See accompanying notes which are an integral part of this schedule.
Invesco Technology Sector Fund

	Shares	Value

Semiconductors—(continued)
Lattice Semiconductor Corp. (b)	182,011	$1,081,145
Marvell Technology Group Ltd. (b)	83,118	1,151,184
Micron Technology, Inc. (b)	158,620	997,720
Microsemi Corp. (b)	144,492	2,420,241
ON Semiconductor Corp. (b)	73,372	566,432
Semtech Corp. (b)	69,144	1,716,154
Skyworks Solutions, Inc. (b)	39,570	641,825
Volterra Semiconductor Corp. (b)	26,906	689,063
Xilinx, Inc.	13,897	445,538

		16,446,570

Systems Software—11.35%
Ariba Inc. (b)	33,003	926,724
Check Point Software Technologies Ltd. (Israel) (b)	49,875	2,620,433
CommVault Systems, Inc. (b)	17,596	751,701
Fortinet Inc. (b)	49,258	1,074,317
Imperva Inc. (b)	10,939	380,787
Microsoft Corp.	88,046	2,285,674
Oracle Corp.	107,843	2,766,173
Red Hat, Inc. (b)	14,808	611,422

		11,417,231

Total Common Stocks & Other Equity Interests (Cost $84,951,009)		96,610,210

Money Market Funds—4.45%
Liquid Assets Portfolio—Institutional Class (c)	2,237,545	2,237,545
Premier Portfolio—Institutional Class (c)	2,237,545	2,237,545

Total Money Market Funds (Cost $4,475,090)		4,475,090

TOTAL INVESTMENTS—100.48% (Cost $89,426,099)		101,085,300

OTHER ASSETS LESS LIABILITIES—(0.48)%		(478,916)

NET ASSETS—100.00%		$100,606,384

Investment Abbreviations:
ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Technology Sector Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco Technology Sector Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of December 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended December 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$101,085,300	$—	$—	$101,085,300

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended December 31, 2011 was $30,800,925 and $48,354,792, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,892,405

Aggregate unrealized (depreciation) of investment securities	(4,463,096)

Net unrealized appreciation of investment securities	$11,429,309

Cost of investments for tax purposes is $89,655,991.
Invesco Technology Sector Fund

Item 2. Controls and Procedures.
(a)	As of February 21, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 21, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	February 29, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	February 29, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	February 29, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.